DESCRIPTION OF PLAN - Narrative (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant catch-up contribution, minimum age | yr		50
EBP 002
EBP, Description of Plan [Line Items]
Requisite service period		1 month
Notes receivable, amount transferred to (from) plan	$ 19,331,614
Matching percentage funding, common stock		50.00%
Matching percentage funding, cash		50.00%
Participant catch-up contribution, increase rate		1.00%
Forfeited nonvested account	0	$ 0	$ 46,075
Forfeited nonvested account, decrease from administrative expense		0
Forfeited nonvested account, decrease from employer contribution			$ 14,525
Receivable from participant, account, maximum borrowing, amount	$ 50,000	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%	50.00%
Participant loan, basis spread on variable rate		1.00%
Note receivable from participant, general loan, minimum borrowing term		1 year
Note receivable from participant, general loan, maximum borrowing term		5 years
Note receivable from participant, account, primary residence, maximum borrowing term		5 years
EBP 002 | EBP, Nonparticipant-Directed
EBP, Description of Plan [Line Items]
Change in net asset available for benefit, transfer to (from) plan		$ 884,820,204
EBP 002 | Minimum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate		4.25%
EBP 002 | Maximum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate		9.50%